FLOW-THROUGH SHARE PREMIUM LIABILITY (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Continuity of the Flow-through Share Premium Liability
A continuity of the flow-through share premium liability is as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Balance, beginning of the year	$227,522	$550,392
Liability incurred on flow-through shares issued	0	233,340
Settlement of flow-through share liability on expenditure made	(227,522)	(556,210)

Balance, end of the year	$0	$227,522